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                 MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
                    c/o Morgan Stanley Dean Witter Trust FSB
                     Harborside Financial Center, Plaza Two
                         Jersey City, New Jersey 07311
                                 (800) 869-6397



                                             November 12, 2001


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:  Morgan Stanley International Value Equity Fund
     File No. 811-10273
     Rule 497(j) Filing

Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 26, 2001.

                                             Very truly yours,

                                             /s/ George Silfen
                                             -----------------------
                                                 George Silfen
                                                 Assistant Secretary


Enclosures
cc:  Barry Fink
     Larry Greene